RELATIONSHIP WITH PARENT AND RELATED PARTIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Allocated corporate costs	$ 13.7	$ 45.0	$ 54.3
Related party receivables	62.3	61.8
Net sales	1,628.1	1,562.1	1,438.8
Related Party
Related Party Transaction [Line Items]
Related party receivables	37.9	52.0
Accounts payable	54.8	57.6
Net sales	$ 282.5	$ 302.2	$ 266.8